INCOME TAXES Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Mar. 31, 2018	Dec. 31, 2016
Deferred Tax Assets and Liabilities [Line Items]
Regulatory assets		$ 197	$ 211	$ 247
Property, plant and equipment		(798)		(1,026)
Federal income tax NOLs and other credits		84		140
Goodwill		(120)		(163)
Pension and postretirement liabilities		16		23
State income tax NOLs (net of federal benefit)		50		47	[1]
Other — net		(3)		(5)
Net deferred tax liabilities		(601) [2]		(964)
Gross deferred income tax liabilities		(952)		(1,252)
Gross deferred income tax assets		351		288
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Income Tax Expense (Benefit)		5
Regulatory liabilities		619	$ 621	249
True up adjustment principal and interest [Member]
Deferred Tax Assets and Liabilities [Line Items]
Revenue Accruals And Deferrals Including Accrued Interest		9		1
ADIT Deferral
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities, regulatory assets	[3]	(10)		(15)
Refund Liability
Deferred Tax Assets and Liabilities [Line Items]
Revenue Accruals And Deferrals Including Accrued Interest	[3]	38		56
Regulatory liability gross up - TCJA
Deferred Tax Assets and Liabilities [Line Items]
Revenue Accruals And Deferrals Including Accrued Interest		139
METC | Regulatory Deferrals
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities, regulatory assets	[3]	(6)		(11)
Regional Cost Allocation Refund
Deferred Tax Assets and Liabilities [Line Items]
Deferred tax liabilities, regulatory assets	[4]	0		(11)
New Accounting Pronouncement, Early Adoption, Effect
Deferred Tax Assets and Liabilities [Line Items]
State income tax NOLs (net of federal benefit)				$ 9
Decrease as a result of Tax Cuts and Jobs Act of 2017
Deferred Tax Assets and Liabilities [Line Items]
Regulatory assets		65
Net deferred tax liabilities		(572)
Tax Cuts and Jobs Act of 2017 (TCJA)
Deferred Tax Assets and Liabilities [Line Items]
Regulatory liabilities		$ 512

[1]	During the fourth quarter of 2016, we recorded a deferred tax asset of $9 million for state income tax net operating losses, related to excess tax benefits generated in periods prior to 2016 that had not been previously recognized in the consolidated statements of financial position, upon adoption of the accounting guidance associated with share-based payments.
[2]	During the fourth quarter of 2017, we recorded a reduction in the net deferred tax liabilities of $572 million and income tax expense of $5 million related to the revaluation of deferred taxes as a result of the reduction in the U.S. federal corporate income rate from 35% to 21%. The revaluation was offset by a regulatory liability of approximately $512 million and a reduction in regulatory assets of $65 million.
[3]	Described in Note 6.
[4]	Described in Note 5 under ?ITC Transmission Regional Cost Allocation Refund?.